EMPLOYEE BENEFIT EXPENSES (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Wages and salaries	€ (920)	€ (855)	€ (994)
Pension costs - defined benefit plans	(24)	(23)	(19)
Other post-employment benefits	(8)	(9)	(9)
Share-based compensation	(15)	(15)	(16)
Total employee benefit expenses	€ (967)	€ (902)	€ (1,038)